SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
For the Wells Fargo Asia Pacific Fund (the “Fund”)

Effectively immediately, the Wells Fargo Asia Pacific Fund is no longer offered and all references to the Fund are hereby removed.

December 9, 2019	IEAM129/P303SP2